Other liabilities - Unfavorable contracts (Details) - Unfavorable contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities [Line Items]
Gross carrying amount	$ (66)	$ (66)
Accumulated amortization	39	0
Finite-lived Intangible Liabilities [Roll Forward]
Net carrying amount, beginning balance	(66)
Amortization of unfavorable contracts	39
Net carrying amount, ending balance	(27)	(66)
Predecessor
Other Liabilities [Line Items]
Gross carrying amount		(444)	$ (444)
Accumulated amortization		421	$ 378
Finite-lived Intangible Liabilities [Roll Forward]
Net carrying amount, beginning balance	$ (23)	(66)
Amortization of unfavorable contracts		43
Net carrying amount, ending balance		$ (23)